Accounts receivable and prepaids	12 Months Ended
Dec. 31, 2017
Accounts receivable and prepaids
8. Accounts receivable and prepaids (continued)
	2017	2016
Trade receivables	$16,556	$3,338
Advances to vendors	11,199	7,725
Loan receivable	354	902
Prepaid expenses	2,305	1,702
Other receivables	1,592	1,707
Total accounts receivable and prepaids	$32,006	$15,374
Less: non-current portion of loan receivable	-	(388)
Accounts receivable and prepaids recorded as a current asset	$32,006	$14,986